EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended December 31,
	2017	2018	2019
	Thousand US$	Thousand US$	Thousand US$
Loss
Loss for the year attributable to the owners of the Company	(33,171)	(21,955)	(42,061)

	Year ended December 31,
	2017	2018	2019
Number of shares
Weighted average number of ordinary share outstanding- basic and diluted	418,314,541	419,546,514	419,546,494

Basic and diluted loss per share	(0.10)	(0.05)	(0.10)

Schedule of anti-dilutive shares by type
	Year ended December 31,
	2017	2018	2019
Options	729,000	729,000	—
Non-vested restricted shares	940,000	940,000	940,000
	1,669,000	1,669,000	940,000